PARENT COMPANY ONLY FINANCIAL STATEMENTS (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME:
Interest income	$ 6,663	$ 6,321	$ 13,265	$ 12,515	$ 25,523	$ 24,427	$ 23,072
EXPENSES:
Salaries and benefits	2,523	2,375	5,064	4,681	9,351	8,288	7,275
Professional service fees	276	320	607	545	1,069	1,196	756
Other	570	541	1,309	1,038	2,048	1,591	1,285
Total other expenses	4,898	4,523	10,005	8,834	18,128	16,757	15,969
Income (loss) before income taxes and equity in undistributed net income (loss) of subsidiaries	1,220	1,897	2,214	3,125	5,534	6,165	3,316
Provision for (benefit of) for income taxes	414	637	748	1,052	(403)	(922)	1,098
NET INCOME	806	1,260	1,466	2,073	5,937	7,087	2,218
Preferred dividend and accretion of discount		63		200	308	629	766
NET INCOME AVAILABLE TO COMMON SHAREHOLDERS	806	1,197	1,466	1,873	5,629	6,458	1,452
PARENT COMPANY
INCOME:
Interest income					1	3	3
Total income					1	3	3
EXPENSES:
Salaries and benefits					482	280	180
Professional service fees					208	562	245
Other					520	340	223
Total other expenses					1,210	1,182	648
Income (loss) before income taxes and equity in undistributed net income (loss) of subsidiaries					(1,209)	(1,179)	(645)
Provision for (benefit of) for income taxes					(411)	(393)	(211)
(Loss) before equity in undistributed net income (loss) of subsidiaries					(798)	(786)	(434)
Equity in undistributed net income of subsidiaries					6,735	7,873	2,652
NET INCOME					5,937	7,087	2,218
Preferred dividend and accretion of discount					308	629	766
NET INCOME AVAILABLE TO COMMON SHAREHOLDERS					$ 5,629	$ 6,458	$ 1,452